Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following at September 30:

	2025	2024
Accounts receivable	$3,169,276	$4,611,645
Less: allowance for credit loss	(612,488)	(1,070,996)
Accounts receivable, net	$2,556,788	$3,540,649

Schedule of Allowance for Credit Loss

The movement of allowance for credit loss are as follows for the years ended September 30:

	2025	2024
Balance at beginning of the year	$1,070,996	$953,215
(Reversal) addition during the year	(456,019)	109,819
Exchange difference	(2,489)	7,962
Balance at end of the year	$612,488	$1,070,996